Securities	6 Months Ended
Apr. 30, 2024
Text Block [Abstract]
Securities
Note 2: Securities
Classification of Securities
The following table summarizes the carrying amounts of the bank’s securities by classification:

(Canadian $ in millions)	April 30, 2024	October 31, 2023
Trading securities (1)	$159,509	$123,718
Fair value through profit or loss securities (FVTPL)
FVTPL securities mandatorily measured at fair value	6,669	6,730
FVTPL investment securities held by Insurance subsidiaries designated at fair value	11,367	10,003
Total FVTPL securities	18,036	16,733
Fair value through other comprehensive income (FVOCI) securities (2)	70,345	62,819
Amortized cost securities (3)	119,445	116,814
Investments in associates and joint ventures	1,616	1,461
Total	$368,951	$321,545

(1)
Trading securities include interests of $16,419 million as at April 30, 2024 ($3,346 million as at October 31, 2023) in Collateralized Mortgage Obligations (CMO). We receive CMO in return for our sales of Mortgage Backed Securities (MBS) to certain structured vehicles that we do not consolidate. When we subsequently sell these CMO to third parties, but do not transfer substantially all risks and rewards of ownership to the third-party investor, or we maintain an interest in the sold instrument, we retain these CMO on our Consolidated Balance Sheet. Refer to Note 7 of our annual consolidated financial statements for the year ended October 31, 2023 for further discussion on these vehicles.

(2)	Amounts are net of ACL of $4 million ($3 million as at October 31, 2023).

(3)	Amounts are net of ACL of $3 million ($3 million as at October 31, 2023).
 Certain comparative figures have been reclassified for changes in accounting policy (Note 1).
Amortized Cost Securities
The following table summarizes the carrying value and fair value of amortized cost debt securities:

(Canadian $ in millions)	April 30, 2024		October 31, 2023
	Carrying value	Fair value	Carrying value	Fair value
Issued or guaranteed by:
Canadian federal government	$4,238	$4,235	$4,908	$4,905
Canadian provincial and municipal governments	4,434	4,433	4,613	4,605
U.S. federal government	54,586	50,108	56,878	51,063
U.S. states, municipalities and agencies	184	177	190	179
Other governments	926	925	948	779
NHA MBS, U.S. agency MBS and CMO (1)	45,058	39,670	47,590	41,134
Corporate debt	10,019	9,740	1,687	1,506
Total	$119,445	$109,288	$116,814	$104,171

(1)	These amounts are either supported by insured mortgages or issued by U.S. agencies and government-sponsored enterprises. NHA refers to the National Housing Act.
 The carrying value of securities that are part of fair value hedging relationships are adjusted for related gains (losses) on hedge contracts.
Unrealized Gains and Losses on FVOCI Securities
The following table summarizes the unrealized gains and losses:

(Canadian $ in millions)	April 30, 2024				October 31, 2023
	Cost or amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value	Cost or amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
Issued or guaranteed by:
Canadian federal government	$26,462	$14	$(284)	$26,192	$20,579	$14	$(493)	$20,100
Canadian provincial and municipal governments	4,086	3	(104)	3,985	5,281	2	(228)	5,055
U.S. federal government	8,051	9	(215)	7,845	6,245	-	(365)	5,880
U.S. states, municipalities and agencies	4,917	12	(113)	4,816	5,486	5	(190)	5,301
Other governments	5,939	5	(65)	5,879	7,064	13	(108)	6,969
NHA MBS, U.S. agency MBS and CMO	17,939	24	(459)	17,504	16,421	12	(668)	15,765
Corporate debt	4,028	5	(83)	3,950	3,676	3	(90)	3,589
Corporate equity	132	42	-	174	129	31	-	160
Total	$71,554	$114	$(1,323)	$70,345	$64,881	$80	$(2,142)	$62,819
 Unrealized gains (losses) may be offset by related (losses) gains on hedge contracts.
 Certain comparative figures have been reclassified for changes in accounting policy (Note 1).
Interest Income on Debt Securities
The following table presents interest income calculated using the effective interest method:

(Canadian $ in millions)	For the three months ended		For the six months ended
	April 30, 2024	April 30, 2023	April 30, 2024	April 30, 2023
FVOCI securities	$896	$644	$1,843	$1,123
Amortized cost securities	1,075	884	2,029	1,415
Total	$1,971	$1,528	$3,872	$2,538

Non-Interest
Revenue
Net gains and losses from securities, excluding gains and losses on trading securities, have been included in our Consolidated Statement of Income as follows:

(Canadian $ in millions)	For the three months ended		For the six months ended
	April 30, 2024	April 30, 2023	April 30, 2024	April 30, 2023
FVTPL securities	$25	$15	$32	$77
FVOCI securities - net realized gains (1)	55	23	63	34
Impairment (loss) recovery	1	(3)	(1)	(1)
Securities gains, other than trading	$81	$35	$94	$110

(1)	Gains are net of (losses) on hedge contracts.
Interest and dividend income and gains on securities held in our Insurance business are recorded in non-interest
revenue, insurance investment results, in our Consolidated Statement of Income. These include:
•
Interest and dividend income of $131 million and $258 million for the three months and six months ended April 30, 2024, respectively ($109 million and $217 million for the three months and six months ended April 30, 2023, respectively). Interest income is calculated using the effective interest method;

•
Gains (losses) from securities designated as FVTPL of $(301) million and $606 million for the three months and six months ended April 30, 2024, respectively ($49 million and $609 million for the three months and six months ended April 30, 2023, respectively); and

•
Realized gains from FVOCI securities of $nil million for the three months and six months ended April 30, 2024, respectively ($1 million for the three months and six months ended April 30, 2023, respectively).